ACCUMULATED OTHER COMPREHENSIVE LOSS, Summary of Changes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	$ 251,092	$ 250,371	$ 231,581
Other comprehensive income (loss) before reclassifications	(2,876)	(351)	3,570
Amounts reclassified from AOCL	(196)	(49)	39
Net current period other comprehensive income (loss)	(3,072)	(400)	3,609
Balances at end of the period	248,980	251,092	250,371
Accumulated Other Comprehensive Loss [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	(6,036)	(5,636)	(9,245)
Net current period other comprehensive income (loss)	(3,072)	(400)	3,609
Balances at end of the period	(9,108)	(6,036)	(5,636)
Unrealized Gains (Losses) on Securities Available For Sale [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	(238)	162	(3,200)
Other comprehensive income (loss) before reclassifications	(2,876)	(351)	3,570
Amounts reclassified from AOCL	(196)	(49)	(208)
Net current period other comprehensive income (loss)	(3,072)	(400)	3,362
Balances at end of the period	(3,310)	(238)	162
Disproportionate Tax Effects from Securities Available for Sale [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	(5,798)	(5,798)	(5,798)
Other comprehensive income (loss) before reclassifications	0	0	0
Amounts reclassified from AOCL	0	0	0
Net current period other comprehensive income (loss)	0	0	0
Balances at end of the period	(5,798)	(5,798)	(5,798)
Unrealized Losses on Settled Derivatives [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	0	0	(247)
Other comprehensive income (loss) before reclassifications	0	0	0
Amounts reclassified from AOCL	0	0	247
Net current period other comprehensive income (loss)	0	0	247
Balances at end of the period	$ 0	$ 0	$ 0